CONSOLIDATED UNAUDITED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (Parenthetical) $ in Thousands	6 Months Ended
Jun. 30, 2017 USD ($)
Registered Direct Public Offering [Member]
Issuance expenses	$ 349